UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2017 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 96.1%
Consumer Discretionary 25.2%
1011778 B.C. Unlimited Liability Co., 144A, 4.25%, 5/15/2024		1,270,000	1,277,137
Adient Global Holdings Ltd.:
144A, 3.5%, 8/15/2024	EUR	1,000,000	1,217,835
REG S, 3.5%, 8/15/2024	EUR	1,700,000	2,070,319
144A, 4.875%, 8/15/2026		1,445,000	1,465,591
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		600,000	642,000
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	343,926
144A, 7.5%, 5/15/2026		2,630,000	2,916,144
Altice Finco SA, 144A, 8.125%, 1/15/2024		200,000	217,000
Altice Luxembourg SA:
144A, 7.25%, 5/15/2022	EUR	890,000	1,119,094
144A, 7.75%, 5/15/2022		2,000,000	2,125,000
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		1,630,000	1,727,800
AMC Networks, Inc., 4.75%, 8/1/2025		1,060,000	1,069,328
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025 (b)		1,305,000	1,300,106
144A, 6.5%, 4/1/2027 (b)		1,615,000	1,594,812
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		2,155,000	2,203,487
Ashton Woods U.S.A. LLC:
144A, 6.75%, 8/1/2025 (c)		1,620,000	1,636,200
144A, 6.875%, 2/15/2021		30,000	30,900
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		420,000	452,550
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	333,250
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	4,225,000
CalAtlantic Group, Inc., 5.0%, 6/15/2027		340,000	345,100
Caleres, Inc., 6.25%, 8/15/2023		270,000	281,475
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023 (b)		900,000	913,500
144A, 9.5%, 12/15/2024		2,310,000	2,333,100
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		4,435,000	4,584,681
144A, 5.5%, 5/1/2026		1,970,000	2,093,125
144A, 5.875%, 4/1/2024		765,000	821,419
144A, 5.875%, 5/1/2027		1,040,000	1,118,645
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,216,000	1,242,971
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,315,000	2,384,450
Series B, 6.5%, 11/15/2022		690,000	715,013
Series A, 7.625%, 3/15/2020		210,000	210,525
CSC Holdings LLC:
5.25%, 6/1/2024		500,000	519,250
144A, 5.5%, 4/15/2027		2,970,000	3,163,050
144A, 6.625%, 10/15/2025		300,000	330,750
144A, 10.125%, 1/15/2023		1,395,000	1,623,431
144A, 10.875%, 10/15/2025		604,000	753,490
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	331,993
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,940,000	2,017,600
144A, 6.5%, 6/1/2026		1,365,000	1,462,256
Dana, Inc., 5.5%, 12/15/2024		410,000	424,863
DISH DBS Corp.:
5.875%, 7/15/2022		1,800,000	1,959,192
5.875%, 11/15/2024		1,350,000	1,464,413
6.75%, 6/1/2021		2,590,000	2,861,950
Eldorado Resorts, Inc., 6.0%, 4/1/2025		645,000	690,150
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (b)		745,000	772,938
5.25%, 4/15/2023 (b)		6,000,000	6,232,500
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		585,000	602,550
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		930,000	948,600
144A, 5.25%, 12/15/2023		1,505,000	1,508,762
Grupo-Antolin Irausa SA, 144A, 3.25%, 4/30/2024	EUR	1,690,000	2,045,637
Hanesbrands Finance Luxembourg SCA, 144A, 3.5%, 6/15/2024	EUR	990,000	1,227,677
HD Supply, Inc., 144A, 5.75%, 4/15/2024		405,000	433,856
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	268,613
KFC Holding Co., 144A, 4.75%, 6/1/2027		700,000	721,875
Lennar Corp.:
4.5%, 4/30/2024		365,000	379,600
4.75%, 11/15/2022		600,000	636,750
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025		995,000	1,024,850
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,128,678
MDC Partners, Inc., 144A, 6.5%, 5/1/2024 (b)		355,000	356,775
Mediacom Broadband LLC, 6.375%, 4/1/2023		440,000	460,900
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	877,290
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		675,000	698,625
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		310,000	319,688
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		480,000	494,400
PetSmart, Inc., 144A, 5.875%, 6/1/2025		415,000	398,400
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	270,300
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		2,080,000	2,215,200
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	239,113
SFR Group SA:
144A, 6.0%, 5/15/2022		860,000	899,758
144A, 7.375%, 5/1/2026		1,685,000	1,824,012
Sonic Automotive, Inc., 6.125%, 3/15/2027		555,000	557,775
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	296,250
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	2,000,000	2,591,737
Toll Brothers Finance Corp.:
4.875%, 11/15/2025		685,000	714,113
4.875%, 3/15/2027		2,145,000	2,214,712
TRI Pointe Group, Inc., 5.25%, 6/1/2027		890,000	896,123
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	1,116,839
144A, 5.0%, 1/15/2025		3,000,000	3,165,000
144A, 5.5%, 1/15/2023		4,491,000	4,659,412
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,482,335
144A, 5.375%, 1/15/2025		2,585,000	2,694,862
UPCB Finance VII Ltd., 144A, 3.625%, 6/15/2029	EUR	1,720,000	2,024,327
Videotron Ltd., 144A, 5.125%, 4/15/2027		1,850,000	1,905,500
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	530,400
144A, 8.5%, 10/15/2022		390,000	409,500
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,246,542
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,490,000	3,629,600
144A, 5.5%, 8/15/2026		790,000	837,400
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	382,950
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,091,804
			123,048,399
Consumer Staples 5.1%
Aramark International Finance Sarl, 144A, 3.125%, 4/1/2025	EUR	1,000,000	1,235,592
B&G Foods, Inc., 5.25%, 4/1/2025		1,955,000	2,038,087
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		3,170,000	3,412,505
Chobani LLC, 144A, 7.5%, 4/15/2025		220,000	235,675
Cott Beverages, Inc., 5.375%, 7/1/2022		915,000	949,313
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	3,254,267
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		4,000,000	4,205,000
FAGE International SA, 144A, 5.625%, 8/15/2026		2,040,000	2,101,200
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		2,475,000	2,406,937
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		1,815,000	1,796,850
144A, 7.25%, 6/1/2021		1,050,000	1,067,063
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,569,507
Post Holdings, Inc., 144A, 5.5%, 3/1/2025		535,000	564,425
			24,836,421
Energy 12.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024		675,000	696,937
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	740,950
5.375%, 11/1/2021		520,000	534,139
5.625%, 6/1/2023		235,000	240,875
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,595,100
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		260,000	258,375
8.25%, 7/15/2025		675,000	711,281
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		1,485,000	1,546,256
5.875%, 3/31/2025		970,000	1,051,237
7.0%, 6/30/2024		2,475,000	2,833,875
Chesapeake Energy Corp., 144A, 8.0%, 6/15/2027 (b)		375,000	375,000
Continental Resources, Inc.:
3.8%, 6/1/2024		1,750,000	1,618,750
4.5%, 4/15/2023 (b)		1,575,000	1,535,625
5.0%, 9/15/2022		2,183,000	2,162,523
Corral Petroleum Holdings AB, 144A, 11.75%, 5/15/2021 (PIK)	EUR	500,000	648,131
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		660,000	662,475
6.25%, 4/1/2023		1,745,000	1,777,719
Diamondback Energy, Inc., 4.75%, 11/1/2024		1,335,000	1,348,350
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024 (c)		465,000	479,531
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		365,000	360,438
144A, 6.375%, 5/15/2025		640,000	639,200
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		945,000	897,277
144A, 5.75%, 10/1/2025		735,000	716,625
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		800,000	833,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	352,763
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		700,000	707,875
6.25%, 3/15/2023 (b)		630,000	649,688
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,140,000	954,750
144A, 6.5%, 1/15/2025 (b)		1,345,000	1,301,287
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		405,000	426,263
Newfield Exploration Co., 5.375%, 1/1/2026		1,110,000	1,157,175
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027 (c)		1,960,000	2,016,350
NuStar Logistics LP, 5.625%, 4/28/2027 (b)		1,488,000	1,577,280
Oasis Petroleum, Inc., 6.875%, 1/15/2023 (b)		360,000	353,700
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		330,000	335,775
144A, 5.375%, 1/15/2025		510,000	520,200
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		860,000	882,575
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		130,000	132,600
Range Resources Corp.:
4.875%, 5/15/2025		680,000	659,600
144A, 5.0%, 8/15/2022		1,950,000	1,930,500
144A, 5.875%, 7/1/2022		395,000	403,394
Rice Energy, Inc., 7.25%, 5/1/2023		1,105,000	1,186,494
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		370,000	374,625
Sunoco LP:
6.25%, 4/15/2021		500,000	522,500
6.375%, 4/1/2023		3,005,000	3,162,762
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		2,850,000	2,956,875
Tesoro Logistics LP:
5.25%, 1/15/2025		1,495,000	1,599,650
6.375%, 5/1/2024		225,000	245,813
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		310,000	292,175
Weatherford International Ltd.:
4.5%, 4/15/2022		1,695,000	1,559,400
8.25%, 6/15/2023 (b)		825,000	837,375
144A, 9.875%, 2/15/2024 (b)		1,015,000	1,088,587
Whiting Petroleum Corp.:
5.0%, 3/15/2019		800,000	787,000
5.75%, 3/15/2021 (b)		1,560,000	1,480,050
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		280,000	274,400
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)		1,510,000	1,487,350
6.0%, 1/15/2022		1,320,000	1,356,300
7.5%, 8/1/2020		500,000	535,000
8.25%, 8/1/2023		800,000	880,000
			59,251,800
Financials 1.6%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	946,182
Intrum Justitia AB, 144A, 2.75%, 7/15/2022	EUR	2,640,000	3,167,774
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	311,962
Mercury Bondco PLC, 144A, 8.25%, 5/30/2021 (PIK)	EUR	2,000,000	2,498,790
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		370,000	375,550
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	482,168
			7,782,426
Health Care 4.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		420,000	451,500
Endo Dac, 144A, 6.0%, 7/15/2023		465,000	403,097
Endo Finance LLC, 144A, 5.375%, 1/15/2023		455,000	389,025
HCA, Inc.:
4.5%, 2/15/2027		2,207,000	2,256,657
5.25%, 6/15/2026		1,245,000	1,347,713
5.875%, 2/15/2026		1,525,000	1,662,250
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		420,000	431,550
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		345,000	330,338
Tenet Healthcare Corp.:
144A, 4.625%, 7/15/2024		1,734,000	1,725,330
144A, 5.125%, 5/1/2025 (b)		680,000	684,250
144A, 7.5%, 1/1/2022 (b)		625,000	675,000
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020 (b)		1,775,000	1,712,875
144A, 5.875%, 5/15/2023		720,000	619,200
144A, 6.125%, 4/15/2025 (b)		785,000	668,231
144A, 6.375%, 10/15/2020		250,000	243,125
144A, 6.5%, 3/15/2022		630,000	664,650
144A, 7.0%, 3/15/2024		1,510,000	1,608,150
144A, 7.5%, 7/15/2021		4,695,000	4,565,887
			20,438,828
Industrials 9.0%
Allegion PLC, 5.875%, 9/15/2023		555,000	597,458
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	1,120,000	1,369,714
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		1,680,000	1,705,200
144A, 6.0%, 10/15/2022		520,000	529,750
144A, 8.75%, 12/1/2021		242,000	274,670
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		170,000	169,575
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	414,375
5.875%, 7/1/2025		500,000	488,125
DAE Funding LLC:
144A, 4.5%, 8/1/2022 (c)		67,000	68,173
144A, 5.0%, 8/1/2024 (c)		173,000	176,676
EnerSys, 144A, 5.0%, 4/30/2023		105,000	107,888
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	404,625
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		875,000	903,438
IHO Verwaltungs GmbH, 144A, 4.5%, 9/15/2023 (PIK)		798,000	821,940
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		545,000	569,525
Koppers, Inc., 144A, 6.0%, 2/15/2025		1,235,000	1,315,275
La Financiere Atalian SAS, 144A, 4.0%, 5/15/2024	EUR	780,000	964,882
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	467,250
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	386,188
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	361,355
Novelis Corp.:
144A, 5.875%, 9/30/2026		1,485,000	1,562,962
144A, 6.25%, 8/15/2024		2,285,000	2,445,407
Oshkosh Corp., 5.375%, 3/1/2025		50,000	52,625
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,575,009
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		4,725,000	4,807,687
144A, 5.5%, 2/15/2024		2,940,000	2,993,287
Ply Gem Industries, Inc., 6.5%, 2/1/2022		1,206,000	1,256,625
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		80,000	89,200
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		1,560,000	1,636,658
Summit Materials LLC:
144A, 5.125%, 6/1/2025		190,000	195,225
6.125%, 7/15/2023		705,000	738,488
8.5%, 4/15/2022		310,000	348,750
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,699,657
Tennant Co., 144A, 5.625%, 5/1/2025		170,000	180,838
United Rentals North America, Inc.:
4.875%, 1/15/2028 (c)		2,050,000	2,055,125
5.5%, 5/15/2027		750,000	791,250
5.875%, 9/15/2026		983,000	1,057,954
USG Corp., 144A, 4.875%, 6/1/2027		1,065,000	1,099,612
Welbilt, Inc., 9.5%, 2/15/2024		307,000	356,888
WESCO Distribution, Inc., 5.375%, 6/15/2024		675,000	708,750
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		300,000	312,000
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		960,000	1,008,000
144A, 4.75%, 4/29/2025		3,900,000	4,075,500
			44,143,579
Information Technology 3.3%
Cardtronics, Inc.:
5.125%, 8/1/2022		290,000	295,800
144A, 5.5%, 5/1/2025		1,115,000	1,148,450
CDK Global, Inc., 144A, 4.875%, 6/1/2027		280,000	287,700
CDW LLC, 5.0%, 9/1/2025		560,000	584,853
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,250,837
Dell International LLC:
144A, 5.875%, 6/15/2021		545,000	571,569
144A, 7.125%, 6/15/2024 (b)		1,000,000	1,112,798
First Data Corp., 144A, 7.0%, 12/1/2023		2,200,000	2,373,250
Gartner, Inc., 144A, 5.125%, 4/1/2025		380,000	401,850
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		800,000	833,000
Match Group, Inc., 6.375%, 6/1/2024		425,000	462,719
Netflix, Inc.:
144A, 3.625%, 5/15/2027	EUR	1,610,000	1,957,378
144A, 4.375%, 11/15/2026		1,000,000	1,012,500
5.875%, 2/15/2025		500,000	560,000
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023 (b)		310,000	307,675
Symantec Corp., 144A, 5.0%, 4/15/2025		920,000	963,700
Western Digital Corp.:
144A, 7.375%, 4/1/2023		1,140,000	1,251,150
10.5%, 4/1/2024		622,000	736,293
			16,111,522
Materials 20.1%
AK Steel Corp.:
7.0%, 3/15/2027 (b)		3,765,000	3,939,131
7.5%, 7/15/2023		700,000	765,625
Alpha 3 BV, 144A, 6.25%, 2/1/2025		800,000	824,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022		1,200,000	1,227,000
144A, 4.125%, 9/27/2022		1,000,000	1,037,500
144A, 4.75%, 4/10/2027		800,000	852,000
144A, 4.875%, 5/14/2025		6,940,000	7,408,450
ARD Finance SA, 6.625%, 9/15/2023 (PIK)	EUR	2,000,000	2,531,439
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	105,195	127,282
144A, 4.625%, 5/15/2023		1,560,000	1,595,100
144A, 6.0%, 2/15/2025		3,575,000	3,807,375
144A, 7.25%, 5/15/2024		1,055,000	1,164,456
Axalta Coating Systems LLC, 144A, 4.25%, 8/15/2024	EUR	970,000	1,232,567
BWAY Holding Co., 144A, 5.5%, 4/15/2024		2,160,000	2,265,300
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	310,500
CEMEX Finance LLC, REG S, 4.625%, 6/15/2024	EUR	1,000,000	1,281,251
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		2,858,000	3,279,555
Chemours Co.:
5.375%, 5/15/2027		1,400,000	1,475,250
6.125%, 5/15/2023	EUR	4,740,000	6,032,049
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		353,000	349,470
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,381,954
144A, 5.75%, 5/15/2024		425,000	412,250
144A, 6.625%, 3/1/2025 (b)		3,000,000	3,000,000
144A, 7.875%, 4/1/2021		1,720,000	1,836,100
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		660,000	684,750
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		1,440,000	1,396,800
3.875%, 3/15/2023 (b)		2,950,000	2,850,437
4.0%, 11/14/2021 (b)		1,000,000	998,750
5.4%, 11/14/2034		1,100,000	1,035,034
5.45%, 3/15/2043		830,000	763,600
6.875%, 2/15/2023		700,000	759,500
Hexion, Inc.:
6.625%, 4/15/2020		1,096,000	1,028,870
144A, 10.375%, 2/1/2022 (b)		250,000	253,125
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		1,185,000	1,284,244
144A, 7.625%, 1/15/2025		295,000	323,763
Huntsman International LLC, 4.25%, 4/1/2025	EUR	670,000	910,595
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	738,438
Mercer International, Inc., 144A, 6.5%, 2/1/2024		620,000	649,450
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024 (b)		2,390,000	2,404,938
144A, 5.25%, 6/1/2027		1,575,000	1,578,938
Nyrstar Netherlands Holdings BV, 144A, 8.5%, 9/15/2019	EUR	500,000	650,664
OI European Group BV, 144A, 3.125%, 11/15/2024	EUR	2,460,000	2,978,549
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	533,025
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		9,470,000	9,967,175
144A, 7.0%, 7/15/2024		925,000	1,000,156
Sealed Air Corp., 144A, 4.875%, 12/1/2022		245,000	259,700
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,208,956
144A, 4.875%, 9/15/2025		1,000,000	1,026,250
Teck Resources Ltd.:
3.75%, 2/1/2023		1,800,000	1,815,750
4.75%, 1/15/2022		4,373,000	4,600,877
6.125%, 10/1/2035		1,750,000	1,898,750
6.25%, 7/15/2041		1,800,000	1,955,250
Tronox Finance LLC, 6.375%, 8/15/2020		1,705,000	1,713,525
United States Steel Corp., 144A, 8.375%, 7/1/2021		1,925,000	2,129,531
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	220,375
144A, 5.625%, 10/1/2024		670,000	721,925
			98,477,294
Real Estate 1.2%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		480,000	499,200
144A, (REIT), 5.375%, 3/15/2027		660,000	697,125
Equinix, Inc.:
(REIT), 5.375%, 5/15/2027		1,895,000	2,048,969
(REIT), 5.875%, 1/15/2026		365,000	399,675
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		2,215,000	2,300,831
MPT Operating Partnership LP, (REIT), 5.25%, 8/1/2026		170,000	177,650
			6,123,450
Telecommunication Services 10.7%
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,199,379
CenturyLink, Inc.:
Series W, 6.75%, 12/1/2023		300,000	318,375
Series Y, 7.5%, 4/1/2024 (b)		1,555,000	1,689,119
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		555,000	556,387
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	750,656
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	618,535
Frontier Communications Corp.:
6.25%, 9/15/2021		3,010,000	2,647,837
7.125%, 1/15/2023		275,000	224,813
10.5%, 9/15/2022		1,600,000	1,504,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	476,212
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,400,000	1,343,125
144A, 8.0%, 2/15/2024 (b)		2,303,000	2,501,634
144A, 9.75%, 7/15/2025		1,270,000	1,311,275
SoftBank Group Corp.:
REG S, 4.75%, 7/30/2025	EUR	600,000	804,392
REG S, 6.0%, 7/30/2025		2,100,000	2,271,545
Sprint Capital Corp., 8.75%, 3/15/2032		1,560,000	1,934,400
Sprint Communications, Inc., 7.0%, 8/15/2020		890,000	972,325
Sprint Corp.:
7.125%, 6/15/2024		4,015,000	4,401,444
7.25%, 9/15/2021		2,000,000	2,220,000
7.625%, 2/15/2025 (b)		4,500,000	5,073,750
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		5,062,000	5,441,650
6.375%, 3/1/2025		1,019,000	1,100,520
6.5%, 1/15/2026		35,000	38,938
Telecom Italia Capital SA, 7.2%, 7/18/2036		2,100,000	2,564,625
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		2,000,000	2,205,000
Telesat Canada, 144A, 8.875%, 11/15/2024		1,730,000	1,950,575
Wind Acquisition Finance SA:
144A, 3.669% **, 7/15/2020	EUR	400,000	474,505
144A, 6.5%, 4/30/2020		380,000	392,825
Zayo Group LLC:
144A, 5.75%, 1/15/2027		2,410,000	2,554,600
6.0%, 4/1/2023		1,430,000	1,506,862
6.375%, 5/15/2025		1,005,000	1,089,169
			52,138,472
Utilities 3.6%
AmeriGas Partners LP:
5.5%, 5/20/2025		1,375,000	1,388,750
5.75%, 5/20/2027		1,275,000	1,287,750
Calpine Corp., 5.75%, 1/15/2025 (b)		390,000	364,163
Dynegy, Inc.:
5.875%, 6/1/2023 (b)		890,000	854,400
7.375%, 11/1/2022 (b)		5,100,000	5,152,020
7.625%, 11/1/2024 (b)		390,000	384,638
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	391,544
NRG Energy, Inc.:
6.25%, 7/15/2022		4,300,000	4,509,625
6.625%, 1/15/2027 (b)		1,715,000	1,762,162
7.25%, 5/15/2026		1,335,000	1,411,762
7.875%, 5/15/2021		38,000	39,140
			17,545,954
Total Corporate Bonds (Cost $447,138,697)			469,898,145
Government & Agency Obligations 0.5%
Other Government Related (d) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	425,000
U.S. Treasury Obligation 0.4%
U.S. Treasury Note, 0.75%, 10/31/2017 (e)		2,100,000	2,098,173
Total Government & Agency Obligations (Cost $2,500,113)			2,523,173
Convertible Bonds 0.3%
Consumer Discretionary 0.0%
DISH Network Corp., 144A, 2.375%, 3/15/2024		225,000	240,187
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK)		1,462,297	1,417,697
Total Convertible Bonds (Cost $1,686,999)			1,657,884
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		336	7,546
Materials 0.0%
GEO Specialty Chemicals, Inc. 144A*		1,703	634
GEO Specialty Chemicals, Inc.*		136,977	50,983
			51,617
Total Common Stocks (Cost $216,290)			59,163
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)		1,219	13,129
Securities Lending Collateral 11.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (f) (g) (Cost $54,670,562)		54,670,562	54,670,562
Cash Equivalents 2.5%
Deutsche Central Cash Management Government Fund, 1.07% (f) (Cost $12,114,554)		12,114,554	12,114,554
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $518,566,498) †		110.6	540,936,610
Other Assets and Liabilities, Net		(10.6)	(51,727,693)
Net Assets		100.0	489,208,917

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
†	The cost for federal income tax purposes was $518,591,789. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $22,344,821. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,673,128 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,328,307.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $52,359,475, which is 10.7% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	5,637,353	EUR	4,799,047	8/31/2017	53,743	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	59,675,128	USD	69,552,231	8/31/2017	(1,215,334)	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$469,898,145	$—	$469,898,145
Government & Agency Obligations	—	2,523,173	—	2,523,173
Convertible Bonds	—	240,187	1,417,697	1,657,884
Common Stocks (h)	7,546	—	51,617	59,163
Warrant	—	—	13,129	13,129
Short-Term Investments (h)	66,785,116	—	—	66,785,116
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	53,743	—	53,743
Total	$66,792,662	$472,715,248	$1,482,443	$540,990,353
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(1,215,334)	$—	$(1,215,334)
Total	$—	$(1,215,334)	$—	$(1,215,334)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (1,161,591)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017